Results for the Year (Tables)	12 Months Ended
Dec. 31, 2021
Results for the Year
Schedule of staff costs

	Year ended December 31,
	2021	2020	2019

Compensation to all personnel of the Group, including key management	USD ‘000	USD ‘000	USD ‘000
Wages and salaries (a) (b)	858	852	825
Social taxes and benefits	31	39	46
Share-based payments (Note 3.3)	1	334	2,145
Total	890	1,225	3,016
Staff costs are included in the statement of profit or loss as follows:
Research and development costs	34	96	664
General and administrative costs	856	1,129	2,352
Total	890	1,225	3,016

Compensation to key management personnel of the Group (b)
Wages and salaries (c)	344	363	324
Share-based payments (Note 3.3)	1	259	1,266
Total compensation paid to key management personnel	345	622	1,590
(a)	As discussed in more detail in Note 3.3, certain amounts were paid to Group personnel that were deemed to be the repurchase of equity awards, accounted for as a reduction of shareholders’ equity and excluded from the amounts disclosed herein. For each of the years ended December 31, 2020 and 2019, such amounts paid to Group personnel amounted to $147,000 and $354,000, respectively. There were no deemed repurchases of equity awards during the year ended December 31, 2021.
(b)	Key management consists of the Company’s Chief Executive Officer.
(c)	As discussed in more detail in Note 3.3, during each of the years ended December 31, 2020 and 2019, certain amounts were paid to key management that were deemed to be the repurchase of equity awards, accounted for as a reduction of shareholders’ equity and excluded from the amounts disclosed herein. For the years ended December 31, 2020 and 2019, such amounts paid to key management amounted to $105,000 and $253,000, respectively. There were no deemed repurchases of equity awards during the year ended December 31, 2021.

Schedule of amount paid to holders of June 2017 options

	Year Ended December 31,
	2020	2019
	EUR ‘000	EUR ‘000
Total paid in EUR in accordance with June 2017 Award Adjustment	248	596
	USD ‘000	USD ‘000
USD equivalent converted at the prevailing conversion rate	278	670

Summary of the activity for equity awards in the form of options and warrants and the weighted average exercise price (WAEP):

	Share Options and Warrants
	Key	Employees	Non-
	Management	and	Employee	Total
	Personnel (a)	Consultants	Consultants	Awards	WAEP
	No. ‘000	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2019	3,740	4,244	4,996	12,980	$3.77
Granted	—	7	—	7	$0.60
Expired	—	(89)	—	(89)	Nil
Outstanding at December 31, 2019	3,740	4,162	4,996	12,898	$3.80
Exercised	(379)	(840)	—	(1,219)	Nil
Expired or forfeited	—	(241)	(4,996)	(5,237)	$8.10
Outstanding at December 31, 2020	3,361	3,081	—	6,442	$1.02
Exercised	(846)	(931)	—	(1,777)	Nil
Expired	(850)	(804)	—	(1,654)	$3.78
Outstanding at December 31, 2021 (b)	1,665	1,346	—	3,011	$0.09
Exercisable at December 31, 2021	1,665	1,345	—	3,010

(a)	Includes current and former key management and current and former members of the board of directors.
(b)	See Note 6.3 regarding 687,000 options and warrants that were exercised subsequent to December 31, 2021.

Summary of range of exercise prices

	As of December 31,
Range of exercise prices (per share)	2021	2020	2019
	No. ‘000	No. ‘000	No. ‘000
$0.0015	2,884	4,910	6,318
$0.60 to $1.26	7	141	193
$2.24 to $2.83	120	120	2,618
$3.77	—	674	674
$4.51 to $6.92	—	597	597
$14.13	—	—	2,498
Total	3,011	6,442	12,898

Summary of the inputs to the model used to value key management, employee and consultant equity awards as well as the average fair value per option or warrant awarded or modified

Year ended December 31, 2019
Dividend yield (%)	Zero
Expected volatility (%)	85
Risk-free interest rate (%)	2.3
Expected life of the equity award (years)	3
Share price	0.60 USD
Exercise price	0.60 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.33 USD

Summary of deferred share activity

	Deferred Shares
	Key	Employees
	Management	and	Total
	Personnel (a)	Consultants	Awards
	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2019	406	294	700
Forfeited	(50)	(50)	(100)
Outstanding at December 31, 2019	356	244	600
Exercised	—	(194)	(194)
Outstanding at December 31, 2021 and 2020 (b) (c) (d)	356	50	406
Exercisable at December 31, 2021	316	10	326
(a)	Includes current and former key management and current and former members of the board of directors. Also see Note 6.1.
(b)	There were no deferred shares issued, exercised or forfeited during the year ended December 31, 2021
(c)	At December 31, 2021, each deferred share had an exercise price of 0.01 DKK or $0.0015 based on the December 31, 2021 exchange rate.
(d)	See Note 6.3 regarding 326,000 deferred shares that were exercised subsequent to December 31, 2021.

Summary of share-based compensation expense included within operating results

	Year Ended December 31,
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	—	63	625
General and administrative costs	1	271	1,520
Total	1	334	2,145

Schedule of income tax benefit (expense) reconciliation

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Loss before tax	(1,892)	(6,449)	(4,221)
Tax benefit at the Company’s statutory income tax rate (1)	416	1,419	929
Adjustments:
Non-deductible expenses for tax purposes	(62)	(6)	—
Effect of higher tax rate in Germany (2)	(7)	(6)	(6)
Unrecognized deferred tax assets	(347)	(1,407)	(923)
Amount reported in the statement of profit or loss	—	—	—
Effective tax rate	0.0%	0.0%	0.0%
(1)	The statutory Danish tax rate for each of the years presented is 22%.
(2)	The statutory German tax rate for each of the years presented is 31.9%.

Schedule of unrecognized deferred tax assets

	2021	2020
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	7,893	7,997
Share-based payments	300	480
Other	7	7
Unrecognized deferred tax assets	8,200	8,484

Schedule of unrecognized deductible temporary difference

	Denmark			Germany
	2021	2020	2019	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unused tax losses	16,357	15,091	6,768	13,449	14,646	13,409
Other temporary differences primarily share-based payments	1,396	2,215	2,896	—	—	—

Schedule of the tax years that remain open for audit by the Danish, German, and United States tax authorities

As of December 31, 2021, the tax years that remain open for audit by the Danish, German, and United States tax authorities are as follows:

Years
Denmark	2016 through 2021
Germany	2013 through 2021
United States	2016 through 2021

Schedule of net loss per share attributable to ordinary shareholders

	2021	2020	2019
	USD	USD	USD
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted net loss per share	(1,892)	(6,449)	(4,221)
Weighted average number of ordinary shares used for basic and diluted per share amounts	97,768	95,997	95,074
Net loss per share basic and diluted	(0.02)	(0.07)	(0.04)